Restructuring and Other Charges (Tables)	12 Months Ended
Dec. 31, 2017
Restructuring and Related Activities [Abstract]
Roll Forward of Restructuring Reserve

Amounts related to activities that are part of our restructuring plans are as follows:

	December 31, 2016 Restructuring Reserve	2017 Expenses	2017 Cash Payments	Impact of Exchange Rates	December 31, 2017 Restructuring Reserve
	(Millions)
Employee Severance, Termination Benefits and Other Related Costs	$15	49	(41)	2	$25